Financial instruments (Details 11) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Apr. 05, 2018
Financial instruments [Line Items]
Effective rate			3.25%
Notional amounts	$ 290,397,000	$ 95,623,000
Current amounts	(177,062,000)	(160,243,000)
Borrowing costs	(1,639,000)	(9,886,000)
Bank borrowings [Member]
Financial instruments [Line Items]
Notional amounts	163,000,000	100,412,000
Current amounts	163,568,000	101,270
Borrowing costs	0	0
Total	163,568,000	101,270,000
Bank borrowings [Member] | Not later than three months [member]
Financial instruments [Line Items]
Notional amounts	63,000,000	20,000,000
Current amounts	63,059,000	20,242,000
Bank borrowings [Member] | Later than three months and not later than one year [member]
Financial instruments [Line Items]
Notional amounts	100,000,000	80,412,000
Current amounts	$ 100,509,000	$ 81,028,000
Bank borrowing One [Member]
Financial instruments [Line Items]
Tax ID No.	93,007,000-9	93,007,000-9
Company	SQM.S.A.	SQM.S.A.
Country	Chile	Chile
Tax ID No.	97,018,000-1	97,018,000-1
Financial institution	Scotiabank Sud Americano	Scotiabank Sud Americano
Country	Chile	Chile
Currency or adjustment index	US$	US$
Repayment	Upon maturity	Upon maturity
Effective rate	1.63%	1.00%
Nominal rate	1.63%	1.00%
Notional amounts	$ 20,000,000	$ 20,000,000
Current amounts	20,137,000	20,030,000
Borrowing costs	0	0
Total	20,137,000	20,030,000
Bank borrowing One [Member] | Not later than three months [member]
Financial instruments [Line Items]
Notional amounts	0	0
Current amounts	0	30,000
Bank borrowing One [Member] | Later than three months and not later than one year [member]
Financial instruments [Line Items]
Notional amounts	20,000,000	20,000,000
Current amounts	$ 20,137,000	$ 20,000,000
Bank borrowing Two [Member]
Financial instruments [Line Items]
Tax ID No.	93,007,000-9	93,007,000-9
Company	SQM.S.A.	SQM.S.A.
Country	Chile	Chile
Tax ID No.	97,018,000-1	97,030,000-7
Financial institution	Scotiabank Sud Americano	Banco Estado
Country	Chile	Chile
Currency or adjustment index	US$	US$
Repayment	Upon maturity	Upon maturity
Effective rate	1.73%	4.30%
Nominal rate	1.73%	4.30%
Notional amounts	$ 17,000,000	$ 20,412,000
Current amounts	17,140,000	20,919,000
Borrowing costs	0	0
Total	17,140,000	20,919,000
Bank borrowing Two [Member] | Not later than three months [member]
Financial instruments [Line Items]
Notional amounts	0	0
Current amounts	0	0
Bank borrowing Two [Member] | Later than three months and not later than one year [member]
Financial instruments [Line Items]
Notional amounts	17,000,000	20,412,000
Current amounts	$ 17,140,000	$ 20,919,000
Bank borrowing Three [Member]
Financial instruments [Line Items]
Tax ID No.	93,007,000-9	93,007,000-9
Company	SQM.S.A.	SQM.S.A.
Country	Chile	Chile
Tax ID No.	97,018,000-1	97,018,000-1
Financial institution	Scotiabank Sud Americano	Scotiabank Sud Americano
Country	Chile	Chile
Currency or adjustment index	US$	US$
Repayment	Upon maturity	Upon maturity
Effective rate	1.73%	0.74%
Nominal rate	1.73%	0.85%
Notional amounts	$ 3,000,000	$ 17,000,000
Current amounts	3,025,000	17,057,000
Borrowing costs	0	0
Total	3,025,000	17,057,000
Bank borrowing Three [Member] | Not later than three months [member]
Financial instruments [Line Items]
Notional amounts	0	0
Current amounts	0	0
Bank borrowing Three [Member] | Later than three months and not later than one year [member]
Financial instruments [Line Items]
Notional amounts	3,000,000	17,000,000
Current amounts	$ 3,025,000	$ 17,057,000
Bank borrowing Four [Member]
Financial instruments [Line Items]
Tax ID No.	93,007,000-9	93,007,000-9
Company	SQM S.A.	SQM.S.A.
Country	Chile	Chile
Tax ID No.	97,018,000-1	97,018,000-1
Financial institution	Banco Estado	Scotiabank Sud Americano
Country	Chile	Chile
Currency or adjustment index	US$	US$
Repayment	Upon maturity	Upon maturity
Effective rate	1.64%	0.74%
Nominal rate	1.64%	0.84%
Notional amounts	$ 15,000,000	$ 3,000,000
Current amounts	15,011,000	3,010,000
Borrowing costs	0	0
Total	15,011,000	3,010,000
Bank borrowing Four [Member] | Not later than three months [member]
Financial instruments [Line Items]
Notional amounts	15,000,000	0
Current amounts	15,011,000	0
Bank borrowing Four [Member] | Later than three months and not later than one year [member]
Financial instruments [Line Items]
Notional amounts	0	3,000,000
Current amounts	$ 0	$ 3,010,000
Bank borrowing Five [Member]
Financial instruments [Line Items]
Tax ID No.	93,007,000-9	79,626,800-K
Company	SQM S.A.	SQM Salar S.A.
Country	Chile	Chile
Tax ID No.	97,018,000-1	97,018,000-1
Financial institution	Banco Estado	Scotiabank Sud Americano
Country	Chile	Chile
Currency or adjustment index	US$	US$
Repayment	Upon maturity	Upon maturity
Effective rate	1.67%	1.34%
Nominal rate	1.67%	0.84%
Notional amounts	$ 15,000,000	$ 20,000,000
Current amounts	15,011,000	20,042,000
Borrowing costs	0	0
Total	15,011,000	20,042,000
Bank borrowing Five [Member] | Not later than three months [member]
Financial instruments [Line Items]
Notional amounts	15,000,000	0
Current amounts	15,011,000	0
Bank borrowing Five [Member] | Later than three months and not later than one year [member]
Financial instruments [Line Items]
Notional amounts	0	20,000,000
Current amounts	$ 0	$ 20,042,000
Bank borrowing Six [Member]
Financial instruments [Line Items]
Tax ID No.	93,007,000-9	79,947,100-0
Company	SQM S.A.	SQM Industrial S.A.
Country	Chile	Chile
Tax ID No.	97,018,000-1	97,030,000-7
Financial institution	Banco Estado	Banco Estado
Country	Chile	Chile
Currency or adjustment index	US$	US$
Repayment	Upon maturity	Upon maturity
Effective rate	1.67%	1.20%
Nominal rate	1.67%	1.20%
Notional amounts	$ 15,000,000	$ 20,000,000
Current amounts	15,011,000	20,212,000
Borrowing costs	0	0
Total	15,011,000	20,212,000
Bank borrowing Six [Member] | Not later than three months [member]
Financial instruments [Line Items]
Notional amounts	15,000,000	20,000,000
Current amounts	15,011,000	20,212,000
Bank borrowing Six [Member] | Later than three months and not later than one year [member]
Financial instruments [Line Items]
Notional amounts	0	0
Current amounts	$ 0	$ 0
Bank borrowing Seven [Member]
Financial instruments [Line Items]
Tax ID No.	79,626,800-K
Company	SQM Salar S.A.
Country	Chile
Tax ID No.	97,018,000-1
Financial institution	Banco Estado
Country	Chile
Currency or adjustment index	US$
Repayment	Upon maturity
Effective rate	1.91%
Nominal rate	1.91%
Notional amounts	$ 20,000,000
Current amounts	20,071,000
Borrowing costs	0
Total	20,071,000
Bank borrowing Seven [Member] | Not later than three months [member]
Financial instruments [Line Items]
Notional amounts	0
Current amounts	0
Bank borrowing Seven [Member] | Later than three months and not later than one year [member]
Financial instruments [Line Items]
Notional amounts	20,000,000
Current amounts	$ 20,071,000
Bank borrowing Eight [Member]
Financial instruments [Line Items]
Tax ID No.	79,626,800-K
Company	SQM Salar S.A.
Country	Chile
Tax ID No.	97,018,000-1
Financial institution	Scotiabank Sud Americano
Country	Chile
Currency or adjustment index	US$
Repayment	Upon maturity
Effective rate	1.94%
Nominal rate	1.94%
Notional amounts	$ 20,000,000
Current amounts	20,072,000
Borrowing costs	0
Total	20,072,000
Bank borrowing Eight [Member] | Not later than three months [member]
Financial instruments [Line Items]
Notional amounts	0
Current amounts	0
Bank borrowing Eight [Member] | Later than three months and not later than one year [member]
Financial instruments [Line Items]
Notional amounts	20,000,000
Current amounts	$ 20,072,000
Bank borrowing Nine [Member]
Financial instruments [Line Items]
Tax ID No.	79,947,100-0
Company	SQM Industrial S.A.
Country	Chile
Tax ID No.	97,030,000-7
Financial institution	Banco Estado
Country	Chile
Currency or adjustment index	US$
Repayment	Upon maturity
Effective rate	1.74%
Nominal rate	1.74%
Notional amounts	$ 20,000,000
Current amounts	20,064,000
Borrowing costs	0
Total	20,064,000
Bank borrowing Nine [Member] | Not later than three months [member]
Financial instruments [Line Items]
Notional amounts	0
Current amounts	0
Bank borrowing Nine [Member] | Later than three months and not later than one year [member]
Financial instruments [Line Items]
Notional amounts	20,000,000
Current amounts	$ 20,064,000
Bank borrowing Ten [Member]
Financial instruments [Line Items]
Tax ID No.	79,947,100-0
Company	SQM Industrial S.A.
Country	Chile
Tax ID No.	97,030,000-7
Financial institution	Banco Estado
Country	Chile
Currency or adjustment index	US$
Repayment	Upon maturity
Effective rate	1.65%
Nominal rate	1.65%
Notional amounts	$ 18,000,000
Current amounts	18,026,000
Borrowing costs	0
Total	18,026,000
Bank borrowing Ten [Member] | Not later than three months [member]
Financial instruments [Line Items]
Notional amounts	18,000,000
Current amounts	18,026,000
Bank borrowing Ten [Member] | Later than three months and not later than one year [member]
Financial instruments [Line Items]
Notional amounts	0
Current amounts	$ 0